Schedule I Condensed Financial Information of the Registrant (Tables)	12 Months Ended
Sep. 01, 2016
Condensed Financial Statements, Captions [Line Items]
Schedule of Parent Debt

			2016			2015
Instrument	Stated Rate(1)	Effective Rate(1)	Current	Long-Term	Total	Current	Long-Term	Total
MMJ creditor installment payments	N/A	6.25%	$189	$680	$869	$161	$701	$862
Capital lease obligations(2)	N/A	N/A	380	1,026	1,406	326	466	792
1.258% notes	1.258%	1.97%	87	131	218	87	217	304
2022 senior notes	5.875%	6.14%	—	590	590	—	589	589
2022 senior secured term loan B	6.640%	7.10%	5	730	735	—	—	—
2023 senior notes	5.250%	5.43%	—	990	990	—	988	988
2023 senior secured notes	7.500%	7.69%	—	1,237	1,237	—	—	—
2024 senior notes	5.250%	5.38%	—	546	546	—	545	545
2025 senior notes	5.500%	5.56%	—	1,139	1,139	—	1,138	1,138
2026 senior notes	5.625%	5.73%	—	446	446	—	446	446
2032C convertible senior notes(3)	2.375%	5.95%	—	204	204	—	197	197
2032D convertible senior notes(3)	3.125%	6.33%	—	154	154	—	150	150
2033E convertible senior notes(3)	1.625%	4.50%	—	168	168	217	—	217
2033F convertible senior notes(3)	2.125%	4.93%	—	271	271	264	—	264
2043G convertible senior notes	3.000%	6.76%	—	657	657	—	644	644
Other notes payable	2.485%	2.65%	95	185	280	34	171	205
			$756	$9,154	$9,910	$1,089	$6,252	$7,341

(1) As of September 1, 2016.

(2)	Weighted-average imputed rate of 3.3% and 3.7% as of September 1, 2016 and September 3, 2015, respectively.

(3)
Since the closing price of our common stock for at least 20 trading days in the 30 trading day period ended on June 30, 2016 did not exceed 130% of the conversion price per share, these notes were not convertible by the holders during the calendar quarter ended September 30, 2016. The closing price of our common stock exceeded the thresholds for the calendar quarter ended September 30, 2016; therefore, these notes are convertible by the holders through December 31, 2016. The 2033 Notes were classified as current as of 2015 because the terms of these notes require us to pay cash for the principal amount of any converted notes and holders of these notes had the right to convert their notes as of that date.

		2016			2015
As of	Expected Remaining Term (Years)(1)	Outstanding Principal	Unamortized Discount and Debt Issuance Costs	Net Carrying Amount	Outstanding Principal	Unamortized Discount and Debt Issuance Costs	Net Carrying Amount
MMJ creditor installment payments	3	$985	$(116)	$869	$1,012	$(150)	$862
Capital lease obligations	4	1,406	—	1,406	792	—	792
1.258% Notes	2	231	(13)	218	323	(19)	304
2022 Notes	5	600	(10)	590	600	(11)	589
2022 Term Loan B	6	750	(15)	735	—	—	—
2023 Notes	7	1,000	(10)	990	1,000	(12)	988
2023 Secured Notes	7	1,250	(13)	1,237	—	—	—
2024 Notes	7	550	(4)	546	550	(5)	545
2025 Notes	8	1,150	(11)	1,139	1,150	(12)	1,138
2026 Notes	9	450	(4)	446	450	(4)	446
2032C Notes	3	223	(19)	204	224	(27)	197
2032D Notes	5	177	(23)	154	177	(27)	150
2033E Notes	1	176	(8)	168	233	(16)	217
2033F Notes	3	297	(26)	271	297	(33)	264
2043G Notes(2)	12	1,025	(368)	657	1,025	(381)	644
Other notes payable	3	281	(1)	280	205	—	205
		$10,551	$(641)	$9,910	$8,038	$(697)	$7,341

(1)
Expected remaining term for amortization of the remaining unamortized discount and debt issuance costs as of September 1, 2016. Expected remaining term for capital lease obligations and other notes payable is the weighted-average remaining term.

(2) The 2043G Notes have an original principal amount of $820 million that accretes up to $917 million through the expected term in November 2028 and $1.03 billion at maturity in 2043. The discount is based on the principal at maturity.

Maturities of Parent Notes Payable and Future Minimum Lease Payments

As of September 1, 2016, maturities of notes payable (including the MMJ Creditor Installment Payments) and future minimum lease payments under capital lease obligations were as follows:

	Notes Payable	Capital Lease Obligations
2017	$387	$423
2018	545	372
2019	562	315
2020	696	211
2021	185	73
2022 and thereafter	6,663	147
Unamortized discounts and interest, respectively	(534)	(135)
	$8,504	$1,406

Micron Technology, Inc.
Condensed Financial Statements, Captions [Line Items]
Schedule of Parent Debt

			2016			2015
Instrument(1)	Stated Rate(2)	Effective Rate(2)	Current	Long-Term	Total	Current	Long-Term	Total
Capital lease obligations(3)	N/A	N/A	$70	$171	$241	$174	$40	$214
2022 senior notes	5.875%	6.14%	—	590	590	—	589	589
2022 senior secured term loan B	6.460%	7.10%	5	730	735	—	—	—
2023 senior notes	5.250%	5.43%	—	990	990	—	988	988
2023 senior secured notes	7.500%	7.69%	—	1,237	1,237	—	—	—
2024 senior notes	5.250%	5.38%	—	546	546	—	545	545
2025 senior notes	5.500%	5.56%	—	1,139	1,139	—	1,138	1,138
2026 senior notes	5.625%	5.73%	—	446	446	—	446	446
2032C convertible senior notes(4)	2.375%	5.95%	—	204	204	—	197	197
2032D convertible senior notes(4)	3.125%	6.33%	—	154	154	—	150	150
2033E convertible senior notes(4)	1.625%	4.50%	—	168	168	217	—	217
2033F convertible senior notes(4)	2.125%	4.93%	—	271	271	264	—	264
2043G convertible senior notes	3.000%	6.76%	—	657	657	—	644	644
Other	1.650%	1.65%	—	10	10	—	60	60
			$75	$7,313	$7,388	$655	$4,797	$5,452

(1)
Micron has either the obligation or the option to pay cash for the principal amount due upon conversion for all of its convertible notes. Micron's current intent is to settle in cash the principal amount of all of its convertible notes upon conversion.

(2) As of September 1, 2016.
(3) Weighted-average imputed rate of 3.4% and 4.5% as of September 1, 2016 and September 3, 2015, respectively.

(4)
Since the closing price of Micron's common stock for at least 20 trading days in the 30 trading day period ended on June 30, 2016 did not exceed 130% of the conversion price per share, these notes were not convertible by the holders during the calendar quarter ended September 30, 2016. The closing price of our common stock exceeded the thresholds for the calendar quarter ended September 30, 2016; therefore, these notes are convertible by the holders through December 31, 2016. The 2033 Notes were classified as current as of 2015 because the terms of these notes require us to pay cash for the principal amount of any converted notes and holders of these notes had the right to convert their notes as of that date.

Maturities of Parent Notes Payable and Future Minimum Lease Payments
As of September 1, 2016, maturities of notes payable and future minimum lease payments under capital lease obligations were as follows:

	Notes Payable	Capital Lease Obligations
2017	$8	$77
2018	183	50
2019	231	44
2020	305	56
2021	195	33
2022 and thereafter	6,628	—
Unamortized discounts and interest, respectively	(403)	(19)
	$7,147	$241